Note 27 - Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

27. SUBSEQUENT EVENTS

a) Common Shares, Restricted Common Shares and Warrants

During the period from January 1, 2015 until May 13, 2015, the Company issued an aggregate of 84,201,648 common shares, for the repayment of the true up clauses or share proceed guarantee and conversion of convertible notes.

During the period from January 1, 2015 until May 13, 2015, the Company issued an aggregate of 15,902,150 common shares, for the repayment of the acquisition of the companies Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A., pursuant to the terms of a SPA, dated October 16, 2014 as amended November 24, 2014, between NewLead and Thalassa Holdings S.A.

During the period from January 1, 2015 until May 13, 2015, a cancellation of 10,934 common shares was performed.

During the period from January 1, 2015 until May 13, 2015, the Company issued an aggregate of 16,122,606 common shares, for the conversion of the 8% secured convertible redeemable note with Toledo Advisors dated April 20, 2015

b) Lease Agreements

On January 1, 2015, the Company entered into two annual lease agreements with Terra Norma and Terra Stabile, which are controlled by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors in relation to office parking space for a monthly aggregate rate of approximately €1.500.

In addition, on January 7, 2015, the Company amended its office and warehouse rental agreements with Terra Stabile, which is controlled by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors. According to the amendments, the aggregate monthly rate of approximately €30.267 was reduced to approximately €17.131 for the next three years.

December 31, 2015	$271
December 31, 2016	250
December 31, 2017	250
December 31, 2018	437
December 31, 2019	443
Thereafter	895
$2,546

c) Charter Agreements

On February 4, 2015, the Company signed a contract of affreightment for the Katerina L for the transportation of ten consecutive voyages, or at the Charterer’s option up to sixteen consecutive voyages, for minimum of 3,100 tons per voyage within a ten month period.

On February 24, 2015, the Company signed a contract of affreightment for the Newlead Markela for the transportation of eleven consecutive voyages for average 64,000 tons per voyage within a twelve month period.

On February 27, 2015, the Company has entered into one year time charter agreement, beginning March 7, 2015 for Ioli. The Charterers, have the option to extend the time charter contract for up to four additional one year periods.

d) New Convertible Notes and Debentures and Waivers

On January 5, 2015, the Company signed an addendum to the $24,000 senior secured note, in order to extend the maturity date to August 31, 2015 and a waiver with Pallas Management LLC until July 31, 2015.

On January 14, 2015, the Company issued an unsecured convertible note of the amount of $1,680 to a third party in consideration of success fee for advising the Company on strategic alliances mergers acquisitions and coordinating and evaluating indications of interest and proposals regarding various transactions.

On February 26, 2015, the Company received an amount of $4,250 in relation to a senior secured convertible redeemable debenture dated December 31 2014, but effective on February 26, 2015. The maturity date of the senior secured convertible redeemable debenture is February 24, 2017. The senior secured convertible redeemable debenture is payable in immediately available and lawful money of United States dollars by later than February 24, 2017. The senior secured convertible redeemable debenture can be also converted in an amount of shares equal to the converted amount divided by 85%the average daily volume weighted average price of the Company’s common stock during the five trading days immediately prior to the conversion date. In the event that the Company’s common stock is traded on NASDAQ, NYSE MKT or NYSE, then the percentage shall be 95%. Borrowings under this senior secured convertible redeemable debenture bear a fixed interest rate of 10.5% per annum on the unpaid principal balance. Part of the specific senior secured convertible redeemable debenture has been used for the repayment of the loan facility with Natixis in respect of Sofia vessel. In addition, the Company has issued with the same third party three senior secured convertible redeemable debentures of total amount of $1,800 with duration 12, 18 and 24 months respectively, in consideration of investment, banking and advisory services.

On March 2, 2015, the Company issued an unsecured convertible note of the amount of $150 to a third party in consideration of past due services. The maturity date of the unsecured convertible note is March 2, 2016. Borrowings under this unsecured convertible note bear a fixed interest rate of 2% per annum on the unpaid principal balance.

On March 3, 2015, the Company signed an addendum with Cheyenne Holding Ltd., in order to amend the payment of the accrued and paid interest on the note in quarterly installments and that the payment of the accrued and unpaid interest to be payable on the maturity date of the note.

On March 16, 2015, the Company signed an addendum with Oppenheim Capital Ltd. and Oppenheim & Co Limited , respectively in order to amend the payment of the accrued and paid interest on the note in quarterly installments and that the payment of the accrued and unpaid interest to be payable on the maturity date of the note.

On March 17, 2015, the Company and Tiger Capital Partners Ltd. signed an addendum in order to amend the payment of the accrued and paid interest on the note in quarterly installments and that the payment of the accrued and unpaid interest to be payable on the maturity date of the note.

On April 8, 2015, the Company signed an addendum with Ray Capital Inc. and NM Dauphin & Company Limited, respectively, in order to amend the payment of the accrued and paid interest on the note in quarterly installments and that the payment of the accrued and unpaid interest to be payable on the maturity date of the note.

On April 20, 2015, F&S Capital Partners Ltd. entered into a Note Purchase Agreement with Toledo Advisors LLC, a Nevada limited liability company, whereby Toledo Advisors LLC acquired a portion of $100 of the Note held by F&S Capital Partners Ltd. for the principal amount of $1,010 and dated August 4, 2014. To this end, Toledo Advisors LLC holds an 8% Secured Convertible Redeemable Note for the principal face amount of $100 payable on April 20, 2016.

On April 30, 2015, the Company issued an unsecured convertible note of the amount of $500 to a third party with due date April 30, 2017. Borrowings under this unsecured convertible note bear a fixed interest rate of 8% per annum on the unpaid principal balance. The amount received by the Company as of the date of the report is $150.

e) Amendments to loan agreements and Defaults

On January 14, 2015 an amendment to the loan agreement with Natixis has been signed in order to change the repayment schedule. In relation to Sofia vessel the outstanding loan as of December 31, 2014 would be paid in10 repayment installments, one such installment to be repaid on each of the following repayment dates: (i) January 16, 2015; and (ii) each of the dates falling at one (1) monthly intervals after January 16, 2015 up to and including October 16, 2015. Subject to the provisions of this agreement and the amount of each of the first to the ninth installments shall be $23 and the amount of the tenth and final installment shall be $3,327 (comprising (i) a repayment installment of $23 (ii) a balloon payment of $2,439 and (iii) the Sofia deferred installments of $865). In relation to the Nikolas vessel, the outstanding balance as of December 31, 2014 will be paid in15 repayment installments, one such installment to be repaid on each of the following repayment dates: (i) January 16, 2015; and (ii) each of the dates falling at one (1) monthly intervals after January 16, 2015 up to and including March 16, 2016; Subject to the provisions of this agreement and, the amount of each of the first to the fourteenth installments shall be $31 and the amount of the fifteenth and final installment shall be $4,767 (comprising (i) a repayment installment of $31, (ii) a balloon payment of $3,545 and (iii) the Nikolas deferred installments of $1, 191). In relation to Nepheli vessel the outstanding loan as of December 31, 2014 would be paid in 16 repayment installments, one such installment to be repaid on each of the repayment dates relevant: i) January 16, 2015; and (ii) each of the dates falling at one (1) monthly intervals after January 16, 2015 up to and including March 16, 2016;(iii) finally, April 4, 2016. Subject to the provisions of this agreement and, the amount of each of the first to the fifteenth installments shall be $21 and the amount of the sixteenth and final installment shall be $3,253 (comprising (i) a repayment installment of $21, (ii) a balloon payment of $2,425 and (iii) the Nepheli deferred instalments of $807).

On February 20, 2015 an amendment to the loan agreement with Natixis has been signed in order to repay the full amount of Sofia vessel and change the repayment schedule for the other two vessels. The full repayment of Sofia vessel has been performed on February 26, 2015. In relation to Nikolas vessel, the amount of each of the first to the twelfth installments shall be $35 and the amount of the thirteenth and final installment shall be $4,490 (comprising (i) a repayment installment of $35 (ii) a balloon payment of $3,263 and (iii) the Nikolas deferred installments of $1,192). In addition, the Company has agreed to repay an amount of $295 by no later than December 31, 2015. In relation to Nepheli vessel, the amount of each of the first to the thirteenth installments shall be $25 and the amount of the fourteenth and final installment shall be $3,072 (comprising (i) a balloon payment of $2,265; and (ii) the Nepheli deferred installments of $807). In addition, the Company has agreed to repay an amount of $205 by no later than December 31, 2015.

In May 2015, the Company received a default letter in respect of the said sale and lease agreements requesting the monthly payment for May 2015, which was due on April 30, 2015.